FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	$ (37)	$ (33)
Funding and debit valuation adjustments	(82)	(46)
Other valuation adjustments	(730)	(839)
of which: liquidity	(308)	(311)
of which: model uncertainty	$ (423)	$ (529)